Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$766,190	$661,667	$22,122
Pledged time deposits (Note 37)	496,847	620,817	20,756
Time deposits with original maturity of over three months	6,320,669	25,885	866
Others (Note 37)	55	16,958	567
	7,583,761	1,325,327	44,311
Current	6,539,467	765,834	25,605

Non-current	$1,044,294	$559,493	$18,706